Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, at cost, were as follows (in millions):

	December 31,
	2015	2014
Gathering	$1,700	$1,507
Processing	565	539
Terminalling and Transportation	1,629	1,563
Other	—	27
Property, Plant and Equipment, at Cost	3,894	3,636
Accumulated depreciation	(427)	(276)
Net Property, Plant and Equipment	$3,467	$3,360